Cover Page	Jun. 24, 2020
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Jun. 24, 2020
Entity Registrant Name	Chico’s FAS, Inc.
Entity Incorporation, State or Country Code	FL
Entity File Number	001-16435
Entity Tax Identification Number	59-2389435
Entity Address, Address Line One	11215 Metro Parkway
Entity Address, City or Town	Fort Myers
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33966
City Area Code	239
Local Phone Number	277-6200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000897429
Common Stock, Par Value $0.01 Per Share
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, Par Value $0.01 Per Share
Trading Symbol	CHS
Security Exchange Name	NYSE
Series A Junior Participating Preferred Stock Purchase Rights
Entity Listings [Line Items]
Title of 12(b) Security	Series A Junior Participating Preferred Stock Purchase Rights
Trading Symbol	CHS
Security Exchange Name	NYSE